Restructuring Charges (Details) - Leafly Holdings, Inc.[Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Restructuring Charges (Details) [Line Items]
Pre-tax severance expense	$ 550
Pre-tax severance expense within sales and marketing expenses	232
Pre-tax severance expense within within product development expenses	162
Pre-tax severance expense within within general and administrative expenses	$ 156